SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17  -  SUBSEQUENT EVENTS

On December 19, 2019, the Company entered into definitive agreements with certain investors to sell an aggregate of 2,720,178 ordinary shares at a purchase price of $1.75 per share in a private placement, resulting in gross proceeds of approximately $4,760. The private placement was subject to customary closing conditions. The closing of the transaction occurred in February 2020.